CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Statement [Abstract]
Real estate sales taxes	$ 22,525,960	$ 21,125,556